April 21, 2010 VIA EDGAR (Correspondence Filing) U.S. Securities and Exchange Commission 100 F Street, N.W. Washington, DC 20549 Attn: Jim O'Connor (202) 551-6943

RE: Paradigm Funds (the “Registrant”) File Nos. 333-100507 and 811-21233

Dear Mr. O'Connor:

     On behalf of the Registrant, this letter responds to the comments you provided by telephone on April 21, 2010, with respect to Post-Effective Amendment No. 13 to the Registration Statement, filed on March 1, 2010 with regard to the Paradigm Funds (the "Funds") Your comments are set forth below, and each is followed by the Registrant’s response.

Comment 1: Please file via correspondence filing on Edgar the performance section of the prospectus for Paradigm Value Fund, Paradigm Opportunity Fund, Paradigm Select Fund and Paradigm Intrinsic Value Fund.

Response 1: Included in this correspondence filing are the performance sections for the Paradigm Value Fund, Paradigm Opportunity Fund, Paradigm Select Fund and Paradigm Intrinsic Value Fund.

The Registrant has authorized me to convey to you that the Registrant acknowledges the following:

  The Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;
  Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to the filing; and
  The Registrant may not assert staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

Please contact me at (619) 588-9700 if you should require any further information. Sincerely, /s/ Jeff Provence Jeff Provence